1
Ellsworth Growth and Income Fund Ltd.
Schedule of Investments — June 30, 2022 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 69.8%
Airlines  — 1.4%
$ 2,000,000 Southwest Airlines Co.,
1.250%, 05/01/25 ............... $ 2,362,500
Automotive  — 1.7%
3,000,000 Ford Motor Co.,
Zero Coupon, 03/15/26 ........... 2,751,000
Business Services  — 4.2%
2,000,000 BigBear.ai Holdings Inc.,
6.000%, 12/15/26(a) ............. 1,562,436
1,500,000 BigCommerce Holdings Inc.,
0.250%, 10/01/26(a) ............. 1,038,750
3,250,000 Perficient Inc.,
0.125%, 11/15/26(a) ............. 2,647,273
2,100,000 TechTarget Inc.,
Zero Coupon, 12/15/26(a) ......... 1,695,659
6,944,118
Cable and Satellite  — 1.6%
DISH Network Corp.
2,100,000 Zero Coupon, 12/15/25 ........... 1,480,710
1,000,000 3.375%, 08/15/26 ............... 678,000
1,415,000 fuboTV Inc.,
3.250%, 02/15/26 ............... 448,555
2,607,265
Communications Equipment  — 5.4%
2,000,000 InterDigital Inc.,
3.500%, 06/01/27(a) ............. 2,034,000
1,700,000 Kaleyra Inc.,
6.125%, 06/01/26(a) ............. 1,335,296
Lumentum Holdings Inc.
2,000,000 0.500%, 12/15/26 ............... 2,058,800
1,117,000 0.500%, 06/15/28(a) ............. 962,854
2,500,000 Radius Global Infrastructure Inc.,
2.500%, 09/15/26(a) ............. 2,432,813
8,823,763
Computer Hardware  — 1.9%
2,000,000 3D Systems Corp.,
Zero Coupon, 11/15/26(a) ......... 1,396,000
1,250,000 Desktop Metal Inc.,
6.000%, 05/15/27(a) ............. 1,765,000
3,161,000
Computer Software and Services  — 17.6%
1,500,000 Akamai Technologies Inc.,
0.375%, 09/01/27 ............... 1,497,750
3,000,000 Bandwidth Inc.,
0.250%, 03/01/26 ............... 2,079,000
700,000 Blackline Inc.,
0.125%, 08/01/24 ............... 770,420
Principal
Amount
Market
Value
$ 2,625,000 Cardlytics Inc.,
1.000%, 09/15/25 ............... $ 1,980,234
2,000,000 Dropbox Inc.,
Zero Coupon, 03/01/28 ........... 1,758,750
2,665,000 Edgio Inc.,
3.500%, 08/01/25 ............... 2,267,187
3,090,000 i3 Verticals LLC,
1.000%, 02/15/25 ............... 2,943,225
1,500,000 Match Group Financeco 3 Inc.,
2.000%, 01/15/30(a) ............. 1,629,750
1,000,000 MercadoLibre Inc.,
2.000%, 08/15/28 ............... 1,618,000
1,750,000 PAR Technology Corp.,
2.875%, 04/15/26 ............... 2,019,171
2,000,000 Progress Software Corp.,
1.000%, 04/15/26 ............... 1,941,000
1,330,000 PROS Holdings Inc.,
2.250%, 09/15/27 ............... 1,202,320
1,735,000 Q2 Holdings Inc.,
0.750%, 06/01/26 ............... 1,447,858
2,500,000 Shift4 Payments Inc.,
Zero Coupon, 12/15/25 ........... 2,016,250
1,045,000 Varonis Systems Inc.,
1.250%, 08/15/25 ............... 1,234,145
1,170,000 Veritone Inc.,
1.750%, 11/15/26(a) ............. 749,810
1,650,000 Workiva Inc.,
1.125%, 08/15/26 ............... 1,790,250
28,945,120
Consumer Products  — 1.6%
1,050,000 Callaway Golf Co.,
2.750%, 05/01/26 ............... 1,411,594
1,045,000 National Vision Holdings Inc.,
2.500%, 05/15/25 ............... 1,176,983
2,588,577
Consumer Services  — 3.0%
NCL Corp. Ltd.
1,470,000 5.375%, 08/01/25 ............... 1,420,461
682,000 1.125%, 02/15/27(a) ............. 445,005
Royal Caribbean Cruises Ltd.
430,000 4.250%, 06/15/23 ............... 412,800
685,000 2.875%, 11/15/23 ............... 622,926
2,105,000 Stride Inc.,
1.125%, 09/01/27 ............... 2,089,212
4,990,404
Diversified Industrial  — 3.1%
750,000 Chart Industries Inc.,
1.000%, 11/15/24(a) ............. 2,158,125
2,027,000 Patrick Industries Inc.,
1.750%, 12/01/28(a) ............. 1,631,735

Ellsworth Growth and Income Fund Ltd.
Schedule of Investments (Continued) — June 30, 2022 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Diversified Industrial (Continued)
$ 1,508,000 Xometry Inc.,
1.000%, 02/01/27(a) ............. $ 1,286,324
5,076,184
Energy and Utilities  — 2.6%
2,026,000 Array Technologies Inc.,
1.000%, 12/01/28(a) ............. 1,442,512
1,155,000 Bloom Energy Corp.,
2.500%, 08/15/25 ............... 1,434,395
1,375,000 Ormat Technologies Inc.,
2.500%, 07/15/27(a) ............. 1,467,125
4,344,032
Financial Services  — 5.4%
Block Inc.
500,000 0.500%, 05/15/23 ............... 542,875
500,000 0.125%, 03/01/25 ............... 471,250
1,025,000 Digitalbridge Operating Co. LLC,
5.750%, 07/15/25(a)(b) ........... 2,313,938
1,250,000 HCI Group Inc.,
4.750%, 06/01/42(a) ............. 1,292,500
1,000,000 IIP Operating Partnership LP,
3.750%, 02/21/24(a) ............. 1,685,000
2,100,000 SoFi Technologies Inc.,
Zero Coupon, 10/15/26(a) ......... 1,395,807
2,100,000 Upstart Holdings Inc.,
0.250%, 08/15/26(a) ............. 1,184,400
8,885,770
Health Care  — 6.7%
735,000 Coherus Biosciences Inc.,
1.500%, 04/15/26 ............... 481,058
1,000,000 CONMED Corp.,
2.625%, 02/01/24 ............... 1,213,000
Cutera Inc.
1,000,000 2.250%, 03/15/26 ............... 1,318,208
1,750,000 2.250%, 06/01/28(a) ............. 1,662,510
Exact Sciences Corp.
1,960,000 0.375%, 03/15/27 ............... 1,438,150
500,000 0.375%, 03/01/28 ............... 346,000
1,500,000 Insulet Corp.,
0.375%, 09/01/26 ............... 1,717,500
1,015,000 Invacare Corp.,
4.250%, 03/15/26 ............... 504,366
2,390,000 PetIQ Inc.,
4.000%, 06/01/26 ............... 2,295,595
10,976,387
Materials  — 0.2%
345,000 Danimer Scientific Inc.,
3.250%, 12/15/26(a) ............. 245,295
Principal
Amount
Market
Value
Real Estate Investment Trusts  — 1.9%
$ 375,000 Braemar Hotels & Resorts Inc.,
4.500%, 06/01/26 ............... $ 381,000
1,000,000 Pebblebrook Hotel Trust,
1.750%, 12/15/26 ............... 895,500
1,000,000 Redwood Trust Inc.,
7.750%, 06/15/27(a) ............. 881,000
1,180,000 Summit Hotel Properties Inc.,
1.500%, 02/15/26 ............... 1,003,000
3,160,500
Security Software  — 5.4%
3,000,000 2U Inc.,
2.250%, 05/01/25 ............... 2,572,500
515,000 Nice Ltd.,
Zero Coupon, 09/15/25 ........... 508,563
532,000 Nice Systems Inc.,
1.250%, 01/15/24 ............... 1,226,925
2,990,000 Verint Systems Inc.,
0.250%, 04/15/26 ............... 2,743,325
1,515,000 Zscaler Inc.,
0.125%, 07/01/25 ............... 1,841,482
8,892,795
Semiconductors  — 2.0%
2,000,000 Impinj Inc.,
1.125%, 05/15/27(a) ............. 1,671,680
1,841,000 Wolfspeed Inc.,
0.250%, 02/15/28(a) ............. 1,532,632
3,204,312
Specialty Chemicals  — 0.3%
1,354,000 Amyris Inc.,
1.500%, 11/15/26(a) ............. 561,233
Telecommunications  — 2.6%
2,060,000 8x8 Inc.,
0.500%, 02/01/24 ............... 1,756,053
1,250,000 Infinera Corp.,
2.500%, 03/01/27 ............... 1,259,049
1,345,000 PagerDuty Inc.,
1.250%, 07/01/25 ............... 1,329,028
4,344,130
Transportation  — 1.2%
1,700,000 Atlas Air Worldwide Holdings Inc.,
1.875%, 06/01/24 ............... 2,001,750
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 114,866,135

Ellsworth Growth and Income Fund Ltd.
Schedule of Investments (Continued) — June 30, 2022 (Unaudited)
Shares
Market
Value
CONVERTIBLE PREFERRED STOCKS  — 0.3%
Business Services  — 0.3%
809,253 Amerivon Holdings LLC,
4.000%(c) .................... $ 436,035
272,728 Amerivon Holdings LLC, common equity
units
(c) .......................... 16,364
452,399
TOTAL CONVERTIBLE PREFERRED
STOCKS ................... 452,399
MANDATORY CONVERTIBLE SECURITIES(d)  — 8.7%
Automotive: Parts and Accessories  — 1.1%
17,100 Aptiv plc, Ser. A,
5.500%, 06/15/23 ............... 1,802,169
Energy and Utilities  — 3.0%
NextEra Energy Inc.
24,025 4.872%, 09/01/22 ............... 1,352,847
27,900 5.279%, 03/01/23 ............... 1,385,235
27,465 6.219%, 09/01/23 ............... 1,349,905
16,290 Spire Inc., Ser. A,
7.500%, 03/01/24 ............... 861,904
4,949,891
Equipment and Supplies  — 0.8%
1,000 Danaher Corp., Ser. B,
5.000%, 04/15/23 ............... 1,323,210
Financial Services  — 1.2%
1,730 2020 Cash Mandatory Exchangeable Trust,
5.250%, 06/01/23 ............... 1,987,943
Health Care  — 0.8%
40,900 Elanco Animal Health Inc.,
5.000%, 02/01/23 ............... 1,310,436
Semiconductors  — 1.8%
1,945 Broadcom Inc., Ser. A,
8.000%, 09/30/22 ............... 2,923,627
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................ 14,297,276
COMMON STOCKS  — 21.2%
Agriculture  — 1.2%
21,561 Bunge Ltd. ...................... 1,955,367
Business Services  — 0.6%
13,000 PayPal Holdings Inc.† .............. 907,920
Communications Equipment  — 0.0%
40,000 Kaleyra Inc.† .................... 81,600
Shares
Market
Value
Computer Software and Services  — 2.2%
14,300 Microsoft Corp. .................. $ 3,672,669
Consumer Products  — 0.7%
24,000 Unilever plc, ADR ................. 1,099,920
Entertainment  — 0.7%
12,500 The Walt Disney Co.† .............. 1,180,000
Health Care  — 5.6%
12,000 Eli Lilly & Co. .................... 3,890,760
20,000 Enovis Corp.† .................... 1,100,000
22,651 Merck & Co. Inc. .................. 2,065,092
40,000 Pfizer Inc. ...................... 2,097,200
9,153,052
Real Estate Investment Trusts  — 6.6%
10,000 American Tower Corp. .............. 2,555,900
16,100 Crown Castle International Corp. ....... 2,710,918
5,000 Equinix Inc. ..................... 3,285,100
7,000 SBA Communications Corp. .......... 2,240,350
10,792,268
Telecommunications  — 3.6%
60,000 AT&T Inc. ....................... 1,257,600
16,119 T-Mobile US Inc.† ................. 2,168,650
50,000 Verizon Communications Inc. ......... 2,537,500
5,963,750
TOTAL COMMON STOCKS ......... 34,806,546
TOTAL INVESTMENTS — 100.0% ....
(Cost $154,037,609) ............. $ 164,422,356

Ellsworth Growth and Income Fund Ltd.
Schedule of Investments (Continued) — June 30, 2022 (Unaudited)
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) At June 30, 2022, the Fund held an investment in a restricted and illiquid security amounting to $2,313,938 or 1.41% of total investments, which was valued under methods approved by the Board of Trustees as follows:
(c) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
Acquisition
Principal
Amount Issuer
Acquisition
Dates
Acquisition
Cost
06/30/22
Carrying
Value
Per Bond
$1,025,000 Digitalbridge
Operating Co. LLC,
5.750%, 07/15/25
07/17/20
- 11/11/20 $1,291,390 $2,257.5000
ADR American Depositary Receipt